RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of companies that are related parties

Name of the related parties	Relationship
Mr. Kai Sun	Founding Shareholder
Mr. Yifan Li	Founding Shareholder
Mr. Shaoqing Xiang	Founding Shareholder
Mr. Minglie Hu	Shareholder
Mr. Min Ai	Shareholder
Shanghai Leyi Technology L.P.	An affiliate of the shareholder of the Group

Schedule of significant related party transactions

	For year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Payment for equity acquisition consideration
Founding Shareholders and certain shareholders	—	17,506	—
Total	—	17,506	—

	For year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Subscription consideration received from shareholders
Founding Shareholders and certain shareholders	—	17,506	—
Total	—	17,506	—

Schedule of outstanding balances with related parties

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
Amounts due to related parties, net of allowance
Founding Shareholders and certain shareholders	334,283	326,028	326,256
An affiliate of the shareholder of the Group	—	14,023	8,997
Total	334,283	340,051	335,253